Note 5 - Related Party Transactions	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.
Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Management Companies which are controlled by members of the Pittas family, whereby the Management Companies provide technical and commercial vessel management for a fixed daily fee of Euro
685
for
2016
and Euro
685
for
2017
under the Company’s Master Management Agreement (see below) in case of Eurobulk, or, under a direct management agreement with two
of the Company’s vessel owing subsidiaries in case of Eurobulk FE. Vessel management fees paid to the Management Companies amounted to
$794,196
and
$859,594
in the three-month periods ended
March 31, 2016
and
2017,
respectively.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to our subsidiaries. For each of the three-month periods ended
March 31, 2016
and
March 31, 2017,
compensation paid to the Management Company for such additional services to the Company was
$500,000
.
This amount is included in the general and administration expenses.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Companies during the normal course of operations for which a right of offset exists. As of
December 31, 2016
the amount due to related companies was
$11,539.
As of
March 31, 2017,
the amount due from related companies was
$7,316.
Based on the Master Management Agreement between the Company and the Management Company and the management agreements with Eurobulk FE, an estimate of the quarter’s operating expenses, expected drydocking expenses, vessel management fee and fee for management executive services are to be paid in advance at the beginning of each quarter to the Management Companies.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales or acquisition prices and
1.25%
of charter revenues. Commission on vessel sales amounted to
$53,871
for the sale of M/V RT Dagr and M/V Eleni P and
$44,000
for the acquisition of M/V Tasos during the three-month period ended
March 31, 2017.
Eurochart S.A. received
$90,000
as commission for the acquisition of M/V Alexandros P. during the same period. Commission on vessel sale amounted to
$28,055
for the sale of M/V Aristides NP during the three-month period ended
March 31, 2016.
Eurochart S.A. received
$213,500
as commission for the acquisition of M/V Xenia during the same period. Commissions to Eurochart S.A. for chartering services were
$85,701
and
$109,186
for the three-month periods ended
March 31, 2016
and
2017,
respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on premium not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$26,174
and
$31,665
in the
first
three
months of
2016,
respectively. In the
first
three
months of
2017,
total fees charged by Sentinel and Technomar were
$35,101
and
$33,038,
respectively. These amounts are recorded in “Vessel operating expenses” under “Operating expenses”.

Related party revenue amounting to
$60,000
for the three-month periods ended
March 31, 2016
and
2017
relates to fees received from Euromar LLC, a joint venture of the Company (see below Note
11
), for strategic, financial, reporting and various administrative services provided by Euroseas.